Shareholder Report, Line Graph (Details)	12 Months Ended
Jun. 30, 2024 USD ($)
Fundamentals First ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamentals First ETF NAV
Account Value	$ 10,288
Fundamentals First ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamentals First ETF Market
Account Value	$ 10,311
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 11,016